Net loss per share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator
Net loss - basic	$ (58,949)	$ (50,132)	$ (95,401)	$ (69,604)
Net loss - diluted	$ (58,949)	$ (50,132)	$ (95,401)	$ (69,604)
Denominator
Weighted average shares – basic	52,305,291	59,294,514	51,748,840	59,562,894
Weighted average shares – diluted	52,305,291	59,294,514	51,748,840	59,562,894
Net loss per share
Basic	$ (1.13)	$ (0.85)	$ (1.84)	$ (1.17)
Diluted	$ (1.13)	$ (0.85)	$ (1.84)	$ (1.17)